UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ]	is a restatement.
[ ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Perseus, L.L.C.

Address:	2099 Pennsylvania Avenue, N.W., Suite 900

Washington, D.C. 20006

Form 13F File Number: 028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Rodd Macklin

Title:	Chief Financial Officer, Treasurer and Secretary

Phone:	(202) 452-0101

Signature, Place, and Date of Signing:

/s/ RODD MACKLIN	Washington, D.C	May 8, 2002

[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	49

Form 13F Information Table Value Total:	$149,405
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                              NONE

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	SHRS OR PRN AMT

Aksys Ltd.	Common	010196103	$571	65,000
Alkermes, Inc.	Common	01642T108	$769	29,500
Allos Therapeutics, Inc.	Common	019777101	$3,269	470,300
Alteon, Inc.	Common	02144G107	$403	115,000
Atherogenics, Inc.	Common	047439104	$344	47,500
Beacon Power Corp.	Common	073677106	$3,617	7,091,554
Boston Scientific Corp.	Common	101137107	$753	30,000
Caremark RX, Inc.	Common	141705103	$293	15,000
Cell Genesys, Inc.	Common	150921104	$228	13,472
Cell Pathways Inc.	Common	15114R101	$43	10,526
Cell Therapeutics Inc.	Common	150934107	$223	9,000
Cephalon Inc.	Common	156708109	$17	265
CollaGenex Pharmaceuticals Inc.	Common	19419B100	$3,509	319,000
Connetics Corporation	Common	208192104	$2,966	305,781
Curis, Inc.	Common	231269101	$584	274,011
Curon Medical, Inc.	Common	231292103	$192	48,000
Dendreon Corporation	Common	24823Q107	$5,401	872,525
Diversa Corporation	Common	255064107	$10,374	816,823
Esperion Therapeutics, Inc.	Common	29664R106	$2,974	488,300
Exelixis, Inc.	Common	30161Q104	$11,994	869,750
Gene Logic Inc.	Common	368689105	$2,700	138,767
Gliatech Inc.	Common	37929C103	$214	278,484
Guilford Pharmaceuticals Inc.	Common	401829106	$644	90,500

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 1	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8

		PUT/	INVESTMENT	OTHER	VOTING AUTHORITY

NAME OF ISSUER	SH/PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE

Aksys Ltd.	SH		DEFINED		65,000
Alkermes, Inc.	SH		DEFINED		29,500
Allos Therapeutics, Inc.	SH		DEFINED		470,300
Alteon, Inc.	SH		DEFINED		115,000
Atherogenics, Inc.	SH		DEFINED		47,500
Beacon Power Corp.	SH		DEFINED		7,091,554
Boston Scientific Corp.	SH		DEFINED		30,000
Caremark RX, Inc.	SH		DEFINED		15,000
Cell Genesys, Inc.	SH		DEFINED		13,472
Cell Pathways Inc.	SH		DEFINED		10,526
Cell Therapeutics Inc.	SH		DEFINED		9,000
Cephalon Inc.	SH		DEFINED		265
CollaGenex Pharmaceuticals Inc.	SH		DEFINED		319,000
Connetics Corporation	SH		DEFINED		305,781
Curis, Inc.	SH		DEFINED		274,011
Curon Medical, Inc.	SH		DEFINED		48,000
Dendreon Corporation	SH		DEFINED		872,525
Diversa Corporation	SH		DEFINED		816,823
Esperion Therapeutics, Inc.	SH		DEFINED		488,300
Exelixis, Inc.	SH		DEFINED		869,750
Gene Logic Inc.	SH		DEFINED		138,767
Gliatech Inc.	SH		DEFINED		278,484
Guilford Pharmaceuticals Inc.	SH		DEFINED		90,500

     [Repeat as necessary]

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	SHRS OR PRN AMT

InSite Vision Incorporated	Common	457660108	$2,161	1,043,845
IntraBiotics Pharmaceuticals, Inc.	Common	46116T100	$4,288	1,225,209
Invitrogen Corporation	Common	46185R100	$257	7,500
La Jolla Pharmaceutical Company	Common	503459109	$7,563	1,033,265
Landec Corporation	Common	514766104	$933	252,048
The Medicines Company	Common	584688105	$948	66,500
Neurobiological Technologies, Inc.	Common	64124W106	$2,669	553,750
Neurocrine Biosciences, Inc.	Common	64125C109	$142	3,500
NPS Pharmaceuticals Inc.	Common	62936P103	$636	19,500
Oxford GlykoSciences Plc	Sponsored ADR	691464101	$2,753	474,698
Pfizer Inc.	Common	717081103	$596	15,000
Proton Energy Systems Inc.	Common	74371K101	$4,643	714,286
Regeneron Pharmaceuticals Inc.	Common	75886F107	$62	2,500
Roxio Inc.	Common	780008108	$1,741	76,749
Sciclone Pharmaceuticals Inc.	Common	80862K104	$5,472	1,257,860
Synaptic Pharmaceutical Corporation	Common	87156R109	$1,035	172,500
Targeted Genetics Corporation	Common	87612M108	$418	200,000
Texas Biotechnology Corporation	Common	88221T104	$5,212	847,500
Trimeris Inc.	Common	896263100	$842	19,500

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 1	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8

		PUT/	INVESTMENT	OTHER	VOTING AUTHORITY

NAME OF ISSUER	SH/PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE

InSite Vision Incorporated	SH		DEFINED		1,043,845
IntraBiotics Pharmaceuticals, Inc.	SH		DEFINED		1,225,209
Invitrogen Corporation	SH		DEFINED		7,500
La Jolla Pharmaceutical Company	SH		DEFINED		1,033,265
Landec Corporation	SH		DEFINED		252,048
The Medicines Company	SH		DEFINED		66,500
Neurobiological Technologies, Inc.	SH		DEFINED		553,750
Neurocrine Biosciences, Inc.	SH		DEFINED		3,500
NPS Pharmaceuticals Inc.	SH		DEFINED		19,500
Oxford GlykoSciences Plc	SH		DEFINED		474,698
Pfizer Inc.	SH		DEFINED		15,000
Proton Energy Systems Inc.	SH		DEFINED		714,286
Regeneron Pharmaceuticals Inc.	SH		DEFINED		2,500
Roxio Inc.	SH		DEFINED		76,749
Sciclone Pharmaceuticals Inc.	SH		DEFINED		1,257,860
Synaptic Pharmaceutical Corporation	SH		DEFINED		172,500
Targeted Genetics Corporation	SH		DEFINED		200,000
Texas Biotechnology Corporation	SH		DEFINED		847,500
Trimeris Inc.	SH		DEFINED		19,500

     [Repeat as necessary]

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$)	SHRS OR PRN AMT	SH/PRN

Tularik, Inc.	Common	899165104	$206	12,500	SH
Versicor, Inc.	Common	925314106	$786	43,500	SH
ViroPharma Incorporated	Common	928241108	$4,994	981,043	SH
Axcan Pharma Inc.	Common	054923107	$31,525	2,500,000	SH
CollaGenex Pharmaceuticals, Inc.	Common	19419B100	$11,000	1,000,000	SH
IntraBiotics Pharmaceuticals, Inc.	Common	46116T100	$6,125	1,750,000	SH
Valentis, Inc.	Common	91913E104	$316	112,387	SH

[Additional columns below]

[Continued from above table, first column(s) repeated]

COLUMN 1	COLUMN 5	COLUMN 6	COLUMN 7	COLUMN 8

	PUT/	INVESTMENT	OTHER	VOTING AUTHORITY

NAME OF ISSUER	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE

Tularik, Inc.		DEFINED		12,500
Versicor, Inc.		DEFINED		43,500
ViroPharma Incorporated		DEFINED		981,043
Axcan Pharma Inc.		OTHER			2,500,000
CollaGenex Pharmaceuticals, Inc.		OTHER			1,000,000
IntraBiotics Pharmaceuticals, Inc.		OTHER			1,750,000
Valentis, Inc.		OTHER			112,387

     [Repeat as necessary]